Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cortina Funds, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Cortina Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Cortina Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cortina Small Cap Growth Fund (the “Fund”) seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small cap”) companies. The Fund considers a company to be a small-cap company if, at the time of purchase, the company has a market capitalization less than $2 billion. The Fund may invest a significant portion of its assets in common stocks of micro-capitalization (“micro-cap”) companies with market capitalizations less than $250 million at the time of purchase. Under normal market conditions, the weighted average market capitalization of the Fund’s portfolio will be less than that of the Russell 2000 Growth Index, and sector weights are limited to, on an absolute basis, no more than 1500 basis points over- or under-weight any one sector in the Russell 2000 Growth Index. The largest company in the Russell 2000 Growth Index has a market capitalization of approximately $4.8 billion. The Fund will not exclusively invest in companies represented in the Russell 2000 Growth Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell for the Fund, the Adviser seeks to invest in innovative companies with strong business models, the financial resources to execute on their business plan and the potential for significant top line growth. The Adviser’s process combines bottom-up fundamental research with a thematic approach. The Adviser’s fundamental research is an exhaustive assessment of five broad factors: (1) market opportunity and competitive positioning; (2) business model; (3) financial position; (4) management; and (5) valuation. The Adviser aims to identify small-cap companies early in the growth curve before they are appreciated by the broader market and whose stocks can appreciate regardless of the current operating environment.

The Adviser employs a theme-based approach when exploring new investment opportunities. The Adviser attempts to identify current trends and changes within specific industries that might prove beneficial to a number of companies and it is common for the Adviser to invest in multiple companies along this one common theme. Themes are often based on disruptive events, new technologies, changing regulations, cultural and behavioral changes, and industry cycles. Once a theme is identified, the Adviser seeks to identify not only the primary beneficiaries of the theme, but secondary and tertiary beneficiaries as well. As a result, themes can ultimately be comprised of companies in several industries within multiple sectors. The core tenet of thematic investing is owning multiple companies that stand to benefit from the same trend and/or economic tailwind. Identifying a variety of companies poised to enjoy improving fundamentals is the primary advantage of a theme-based approach. Thematic investing also aims to reduce the company-specific risks inherent in small-cap investing. The Adviser believes this approach leads to ideas earlier than they can be identified through quantitative screening. Additionally, the Adviser believes its thematic approach leads to a portfolio that emphasizes the growth areas of the economy. Importantly, while themes are an excellent source of new ideas, investments are made solely on the fundamental merits of the individual company.

The Fund will typically hold shares of stock in 90 to 120 companies, with no single company exceeding 5% of the Fund’s portfolio at the time of purchase. Generally, the Adviser will sell a company’s stock when the price approaches the Adviser’s estimate of economic value or when the fundamentals of the company have deteriorated. The Adviser also may sell if changing circumstances alter its assessment of the company’s economic value or if more attractive alternatives are identified.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.
  General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
  Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 2004, the Adviser has not previously managed a registered mutual fund.
  Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.
  Small-Cap and Micro-Cap Companies Risk. Investments in small-cap and micro-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity. Generally, the smaller the company size, the greater the risks.
  Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
  Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1 year compare with those of a broad measure of market performance. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cortinafunds.com or by calling the Fund toll-free at 1-855-612-3936.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1 year compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-612-3936
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cortinafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – 1st quarter 2012, 16.86% Worst Quarter – 2nd quarter 2012, -8.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the year ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Cortina Small Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.86%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 113
3 YEARS	rr_ExpenseExampleYear03	924
5 YEARS	rr_ExpenseExampleYear05	1,753
10 YEARS	rr_ExpenseExampleYear10	$ 3,909
2012	rr_AnnualReturn2012	6.25%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	38.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.41%)
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since (Inception)	rr_AverageAnnualReturnSinceInception	16.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Cortina Small Cap Growth Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since (Inception)	rr_AverageAnnualReturnSinceInception	15.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Cortina Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
Since (Inception)	rr_AverageAnnualReturnSinceInception	13.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Cortina Small Cap Growth Fund | Russell 2000 Growth TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Since (Inception)	rr_AverageAnnualReturnSinceInception	24.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through October 31, 2014, subject thereafter to annual re-approval of the agreement by the Fund's Board of Directors (the "Board"). This expense cap/reimbursement agreement cannot be terminated unless the Board or the Adviser notifies the other party prior to the agreement's renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.
[3]	The Fund's calendar year-to-date return as of September 30, 2013 was 38.92%.